Reverse Capitalization - Summary of Number of Shares of Common Stock Issued (Detail)	Dec. 31, 2021 shares
Old Spire Common Stock
Class Of Stock [Line Items]
Common stock, Issued	6,405,302
Old Spire Convertible Preferred Stock
Class Of Stock [Line Items]
Common stock, Issued	42,873,636
Old Spire Convertible Note
Class Of Stock [Line Items]
Common stock, Issued	37,034,620
Old Spire Warrants Excluding Eib Warrants
Class Of Stock [Line Items]
Common stock, Issued	672,355
Class A Common Shares To Old Spire Stockholders
Class Of Stock [Line Items]
Common stock, Issued	86,985,913
New Spire Class A Common Stock Issued To Old Spire Founders
Class Of Stock [Line Items]
Common stock, Issued	12,058,614
New Spire Class A Common Stock Issued To Pipe Investors
Class Of Stock [Line Items]
Common stock, Issued	24,500,000
New Spire Class A Common Stock Held By Public Stockholders
Class Of Stock [Line Items]
Common stock, Issued	1,979,515
New Spire Class A Common Stock Issued To Fp Lenders
Class Of Stock [Line Items]
Common stock, Issued	2,468,492
New Spire Class A Common Stock Resulting From Conversion Of Navsight Class B Common Stock
Class Of Stock [Line Items]
Common stock, Issued	5,750,000
Class A Common Shares And Old Spire And New Spire Shares
Class Of Stock [Line Items]
Common stock, Issued	133,742,534
New Spire Class B Common Stock Issued To Old Spire Founders
Class Of Stock [Line Items]
Common stock, Issued	12,058,614
New Spire Common Stock
Class Of Stock [Line Items]
Common stock, Issued	145,801,148